CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash Flows From Operating Activities:
Net income (loss)	$ 898,166	$ 473,755
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation and amortization	462,264	503,860
Realized and unrealized losses (gains) on investments	(11,210)
Non-cash, stock-based compensation	18,860	9,210
Deferred tax expense (benefit)	372,554	28,033
Other, net	3,265	2,851
Change in noncurrent assets	(63,244)	(1,192)
Change in long-term deferred revenue, distribution and carriage payments and other long-term liabilities	(13,692)	(34,657)
Changes in current assets and current liabilities, net	(520,616)	42,144
Net cash flows from operating activities	1,146,347	1,024,004
Cash Flows From Investing Activities:
Purchases of marketable investment securities	(2,864,894)	(2,584,768)
Sales and maturities of marketable investment securities	2,513,687	2,622,346
Purchases of property and equipment	(401,513)	(747,622)
Change in restricted cash and marketable investment securities	19,842	(3,270)
Proceeds from sale of strategic investments	10,000
Other	20	108
Net cash flows from investing activities	(722,858)	(713,206)
Cash Flows From Financing Activities:
Proceeds from issuance of long-term debt	2,000,000
Deferred debt issuance costs	(27,167)
Repayment of long-term debt and capital lease obligations	(17,102)	(12,780)
Capital distribution to affiliate	(1,500,000)	(131,212)
Net cash flows from financing activities	455,731	(143,992)
Net increase (decrease) in cash and cash equivalents	879,220	166,806
Cash and cash equivalents, beginning of period	507,266	98,226
Cash and cash equivalents, end of period	1,386,486	265,032
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest (including capitalized interest)	234,693	237,977
Cash received for interest	6,133	7,374
Cash paid for income taxes	7,618	480
Cash paid for income taxes to DISH	126,903	241,339
Vendor financing		22,000
Satellites and other assets financed under capital lease obligations	$ 3,583	$ 786